Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	DREYFUS MANAGER FUNDS II
Central Index Key	0001224568
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013
Dreyfus Balanced Opportunity Fund | Dreyfus Balanced Opportunity Fund | Class A
Risk/Return:
Trading Symbol	DBOAX
Dreyfus Balanced Opportunity Fund | Dreyfus Balanced Opportunity Fund | Class C
Risk/Return:
Trading Symbol	DBOCX
Dreyfus Balanced Opportunity Fund | Dreyfus Balanced Opportunity Fund | Class I
Risk/Return:
Trading Symbol	DBORX
Dreyfus Balanced Opportunity Fund | Dreyfus Balanced Opportunity Fund | Class Z
Risk/Return:
Trading Symbol	DBOZX
Dreyfus Balanced Opportunity Fund | Dreyfus Balanced Opportunity Fund | Class J
Risk/Return:
Trading Symbol	TJPBX